Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return Summary JPMorgan Insurance Trust Small Cap Core Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Portfolio, are not used to calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 2
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses	[1]	0.24%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.16%
[1]	"Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio CLASS 2 SHARES	118	368	638	1,409

WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio CLASS 2 SHARES	118	368	638	1,409

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 54% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of the last reconstitution of the Russell 2000 Index on June 27, 2014, the market capitalizations of the companies in the index ranged from $143 million to $4.5 billion. Sector by sector, the Portfolio’s weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be more sensitive to changes in economic or market conditions and may create leverage which could result in losses that significantly exceed the Portfolio’s original investment. Derivatives expose the Portfolio to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improper valuation.

Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is based on the performance of the JPMorgan Small Company Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. The actual returns of the Portfolio’s Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	19.96%
Worst Quarter	4th quarter, 2008	–26.24%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Average Annual Total Returns Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 2 SHARES	9.34%	17.43%	7.62%
RUSSELL 2000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	4.89%	15.55%	7.77%
LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	4.07%	14.83%	7.23%